Consolidated Statements of Shareholder's Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Loss on foreign currency translation, net of tax	$ 0	$ 0	$ 0